Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 72,423	$ 66,895		$ 73,717
Restricted Cash and Cash Equivalents, Current	2,812	2,812		2,812
Total	75,235	69,707	$ 66,632	76,529
The Export-Import Bank of Korea & ABN Amro
Cash, Cash Equivalents and Restricted Cash
Restricted Cash and Cash Equivalents, Current	$ 2,800	$ 2,800		$ 2,800